Fair Value, Option, Carrying Amount (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgage loans held for sale	[1]	$ 11,771	$ 16,116
Loans held for sale		1,469	1,023	[2]
Loans	[1]	244	376
Mortgage loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgage loans held for sale		11,771	16,116
Mortgage loans held for sale, Unpaid principal		11,573	15,827
Loans, Loans held for sale and Mortgage loans held for sale, aggregate difference		198	289
Nonaccrual loans		127	127
Nonaccrual loans, Unpaid principal		158	165
Nonaccrual loans, Aggregate difference		(31)	(38)
Loans 90 days or more past due and still accruing		7	16
Loans 90 days or more past due and still accruing, Unpaid principal		9	21
Loans 90 days or more past due and still accruing, Aggregate difference		(2)	(5)
Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans held for sale		1,469	1,023
Loans held for sale, Unpaid principal		1,536	1,075
Loans, Loans held for sale and Mortgage loans held for sale, aggregate difference		(67)	(52)
Nonaccrual loans		21	34
Nonaccrual loans, Unpaid principal		32	56
Nonaccrual loans, Aggregate difference		(11)	(22)
Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans		244	376
Loans, Unpaid principal		274	404
Loans, Loans held for sale and Mortgage loans held for sale, aggregate difference		(30)	(28)
Nonaccrual loans		179	253
Nonaccrual loans, Unpaid principal		208	281
Nonaccrual loans, Aggregate difference		(29)	(28)
Nonmarketable equity securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Nonmarketable equity securities		$ 5,455	$ 4,867

[1]	(3)Parenthetical amounts represent assets and liabilities that we are required to carry at fair value or have elected the fair value option.
[2]	(2)Financial information for the prior period has been revised to reflect presentation changes in connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.